Cash flow statement - Schedule of Acquisition of Group Undertakings and Businesses (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020	[1]
Net assets acquired:
Cash and cash equivalents	£ 88,838	£ 95,829	[1],[2]	£ 79,194	[1],[2]	£ 78,145
Other assets	17,144	14,536	[3]	15,142	[3]
Deferred tax	(157)	(209)	[3]	(8)	[3]
Other liabilities	(19,026)	(18,764)	[3]	(19,367)	[3]
Less cash and cash equivalents acquired	6,991	(16,635)	[1],[2]	(1,049)	[1]
Net cash outflow from acquisitions in the year	380	409	[1],[2]	57	[1]
Business combinations
Net assets acquired:
Cash and cash equivalents	38	0		0
Intangible assets	182	68		0
Other assets	672	131		3
Deferred tax	(58)	0		0
Other liabilities	(646)	(146)		0
Goodwill arising on acquisition	143	335		0
Cash consideration	331	388		3
Less cash and cash equivalents acquired	(38)	(74)		0
Net cash outflow arising from acquisition of subsidiaries and businesses	293	314		3
Acquisition of and additional investment in joint ventures	87	95		54
Net cash outflow from acquisitions in the year	£ 380	£ 409		£ 57

[1]	2 Restated for presentational changes; see note 1.
[2]	1 Restated for the adoption of IFRS 17; see notes 1 and 54.
[3]	1 Restated for presentational changes and for the adoption of IFRS 17; see notes 1 and 54.